Employee Stock Plans - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended							12 Months Ended				12 Months Ended						36 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Restricted Stock Executive Officer	Dec. 31, 2010 Restricted Stock Executive Officer	Dec. 31, 2009 Restricted Stock Executive Officer	Dec. 31, 2008 Restricted Stock Executive Officer	Dec. 31, 2011 Employee Stock Option Year	Dec. 31, 2010 Employee Stock Option	Dec. 31, 2009 Employee Stock Option	Dec. 31, 2011 Incentive Compensation Plan 2009 Restricted Stock	Dec. 31, 2011 Incentive Compensation Plan 2009 Restricted Stock Broad Based	Dec. 31, 2011 Incentive Compensation Plan 2009 Restricted Stock Executive Officer	Dec. 31, 2011 Incentive Compensation Plan 2009 Employee Stock Option Executive Officer	Dec. 31, 2011 Incentive Plan, 2009 Through 2011 Restricted Stock Executive Officer	Dec. 31, 2010 Incentive Plan, 2009 Through 2011 Restricted Stock Executive Officer	Dec. 31, 2009 Incentive Plan, 2009 Through 2011 Restricted Stock Executive Officer	Dec. 31, 2011 Incentive Plan, 2009 Through 2011 Restricted Stock Executive Officer	Dec. 31, 2011 Incentive Plan, 2009 Through 2011 Restricted Stock Executive Officer Performance Awards	Dec. 31, 2011 Incentive Plan, 2009 Through 2011 Restricted Stock Executive Officer Total Shareholders Return	Dec. 31, 2011 Incentive Plan, 2009 Through 2011 Restricted Stock Executive Officer NAREIT	Dec. 31, 2011 Other Stock Plans	Dec. 31, 2010 Other Stock Plans	Dec. 31, 2009 Other Stock Plans
Employee Benefits Disclosure [Line Items]
Common stock reserved and available for issuance under the Comprehensive Plan	19,000,000
Stock authorized that can be issued for stock-based compensation to employees and directors											25,500,000
Shares - granted	200,000	400,000	9,000,000	100,000	300,000	7,200,000						200,000	5,100,000		100,000	300,000	7,200,000	7,600,000				93,000	120,000	331,000
Stock options - granted								22,000	54,000	1,400,000				1,000,000
Exercise price per share for granted shares					$ 11	$ 7	$ 7					$ 10.40
Compensation expense	$ 19.0	$ 40.0	$ 21.0	$ 15.0	$ 36.0	$ 19.0		$ 1.8	$ 1.8	$ 0.8												$ 1.9	$ 2.2	$ 1.4
Vested - shares	1,500,000	2,600,000	2,200,000
Shares vesting percentage																			48.00%	26.00%	26.00%
Payout comparison															Of the 7.6 million shares granted, vesting for approximately 48% of the shares was based on the satisfaction of personal performance goals set by each executive, approximately 26% was based on the achievement of total shareholder return on a relative basis compared to the NAREIT index and approximately 26% was based on the achievement of total shareholder return in comparison to eight other lodging companies.
Stock options - outstanding								1,300,000
Stock options - exercisable								1,300,000
Weighted average remaining life - outstanding								7
Weighted average remaining life - exercisable								7
Weighted average exercise price - outstanding								$ 7.68
Weighted average exercise price - exercisable								$ 7.68
Weighted average volatility								56.10%	56.10%	56.10%
Weighted average risk free rate								2.30%	2.30%	2.30%
Weighted average dividend yield								4.90%	4.90%	4.90%
Vesting term																						3 years